Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Income (loss) before taxation	$ (6,525)	$ 5,192
Adjustments for
Operating lease charge	33
Depreciation of property, plant and equipment	40	26
Gain on disposal of subsidiaries		(10,659)
Loan forgiveness by related party		(167)
Loss on convertible note	6	5
Standstill fee on note payable	125
Share based compensation	5,442	4,115
Interest expense on lease liability	13
Amortization of OID of convertible note	28	22
Operating cash flows before working capital changes	(838)	(1,466)
Increase in trade receivables	(1,508)
Increase in other receivables and prepayments	(2,190)	(1,325)
Increase in loan receivable	(5,587)	(4,688)
Increase (Decrease) in trade payables	639	(70)
Increase in unearned revenue	982	56
Increase (Decrease) in taxes payable	480	(106)
Increase in accrued liabilities and other payables	862	8
Cash used in operations	(7,160)	(7,591)
Interest paid
Income tax paid		(14)
Net cash generated from operating activities from discontinued operations		2,038
Net cash used in operating activities	(7,160)	(5,567)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(1,825)	(72)
Decrease in notes receivable	1,460
Decrease in available-for-sale financial asset	99	126
Decrease in restricted cash		299
Cash disposed as a result of disposal of subsidiaries		(37)
Net cash used in investing activities from discontinued operations
Net cash generated from (used in) investing activities	(266)	316
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(13)
Insurance of share capital for equity financing	4,297	7,661
Warrants exercised	1,228
Proceeds from promissory note	4,630
Repayment of promissory note	(550)
Advance from related parties	533	55
Net cash used in financing activities from discontinued operations		(2,064)
Net cash generated from financing activities	10,125	5,652
NET INCREASE IN CASH & EQUIVALENTS	2,699	401
CASH & EQUIVALENTS, BEGINNING OF PERIOD	536	612
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(913)	(560)
CASH & EQUIVALENTS, END OF PERIOD	$ 2,322	$ 453